Preferred Stock (Details) - Schedule of Preferred Stock Authorized, Issued and Outstanding	Dec. 31, 2023 shares	Dec. 28, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Apr. 30, 2021 shares
Preferred Stock
Authorized shares | shares		140,136,788	140,136,788	140,136,788
Shares issued | shares		99,309,415
Net carrying value | $		$ 168,974,437	$ 99,309,415	$ 99,309,415
Liquidation preference | $		$ 168,974,437	$ 168,974,437	$ 168,974,437
Series Seed [Member]
Preferred Stock
Authorized shares | shares		6,836,726	6,836,726	6,836,726
Shares issued | shares		6,836,726
Conversion Ratio		1.42	1.05	1
Net carrying value | $		$ 1,542,203	$ 6,836,726	$ 6,836,726
Liquidation preference | $		$ 1,542,203	$ 1,542,203	$ 1,542,203
Series A [Member]
Preferred Stock
Authorized shares | shares		11,379,405	11,379,405	11,379,405
Shares issued | shares		11,379,405
Conversion Ratio		2	1.24	1
Net carrying value | $		$ 9,288,872	$ 11,379,405	$ 11,379,405
Liquidation preference | $		$ 9,288,872	$ 9,288,872	$ 9,288,872
Series A2 [Member]
Preferred Stock
Authorized shares | shares		4,536,924	4,536,924	4,536,924
Shares issued | shares		4,536,924
Conversion Ratio		2.25	1.3	1.36
Net carrying value | $		$ 10,760,224	$ 4,536,924	$ 4,536,924
Liquidation preference | $		$ 10,760,224	$ 10,760,224	$ 10,760,224
Series B [Member]
Preferred Stock
Authorized shares | shares		18,393,332	18,393,332	18,393,332
Shares issued | shares		18,393,332
Conversion Ratio		2.25	1.3	1
Net carrying value | $		$ 31,416,488	$ 18,393,332	$ 18,393,332
Liquidation preference | $		$ 31,416,488	$ 31,416,488	$ 31,416,488
Series C [Member]
Preferred Stock
Authorized shares | shares		12,204,208	12,204,208	12,204,208
Shares issued | shares		4,125,666
Conversion Ratio		2.33	1.32	1.07
Net carrying value | $		$ 10,534,889	$ 4,125,666	$ 4,125,666
Liquidation preference | $		$ 10,534,889	$ 10,534,889	$ 10,534,889
Series D [Member]
Preferred Stock
Authorized shares | shares		21,786,721	21,786,721	21,786,721
Shares issued | shares		19,016,963
Conversion Ratio		2.31	1.32	1
Net carrying value | $		$ 34,894,262	$ 19,016,963	$ 19,016,963
Liquidation preference | $		$ 34,894,262	$ 34,894,262	$ 34,894,262
Series E[Member]
Preferred Stock
Authorized shares | shares		32,999,472	32,999,472	32,999,472
Shares issued | shares	1	29,999,520	1		15,005,368
Conversion Ratio		16.92	10.61	1
Net carrying value | $		$ 55,260,089	$ 29,999,520	$ 29,999,520
Liquidation preference | $		$ 55,260,089	$ 55,260,089	$ 55,260,089
Series E1 [Member]
Preferred Stock
Authorized shares | shares		32,000,000	32,000,000	32,000,000
Shares issued | shares		5,020,879
Conversion Ratio		23.69	14.85	1
Net carrying value | $		$ 15,277,410	$ 5,020,879	$ 5,020,879
Liquidation preference | $		$ 15,277,410	$ 15,277,410	$ 15,277,410